Liabilities Arising from Financing Activities	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
At beginning of year	RM 34,322,076	$ 8,451,632	RM 24,924,763	RM 4,528,152
Cash flows	113,261,815	27,890,129	8,410,141	20,201,604
Non cash flows	(20,102,399)	(4,950,109)	987,172	195,007
At end of year	127,481,492	31,391,652	34,322,076	24,924,763
Included in net cash used in operating activities:
Expenses relating to short-term leases and leases for of low-value assets	118,080	29,076	12,500	295
Included in net cash provided by financing activities:
Repayment of lease liabilities	362,000	89,141	205,000	126,000
Imputed interest of lease liabilities	41,076	10,115	24,391	9,066
Cash outflows for leases as a lessee	521,156	128,332	241,891	135,361
Convertible securities payable
At beginning of year
Cash flows	84,895,915	20,905,175
Non cash flows	(20,725,509)	(5,103,548)
At end of year	64,170,406	15,801,627
Hire purchase payables
At beginning of year	250,000	61,561
Cash flows	(133,812)	(32,951)
Non cash flows	300,300	73,948	250,000
At end of year	416,488	102,558	250,000
Term loan
At beginning of year	2,072,038	510,229	942,456
Cash flows	16,439,100	4,048,042	1,129,582	942,456
Non cash flows
At end of year	18,511,138	4,558,271	2,072,038	942,456
Trade financing
At beginning of year	31,252,219	7,695,695	23,766,660	4,381,512
Cash flows	12,422,612	3,059,004	7,485,559	19,385,148
Non cash flows
At end of year	43,674,831	10,754,699	31,252,219	23,766,660
Lease liabilities
At beginning of year	747,819	184,147	215,647	146,640
Cash flows	(362,000)	(89,141)	(205,000)	(126,000)
Non cash flows	322,810	79,491	737,172	195,007
At end of year	RM 708,629	$ 174,497	RM 747,819	RM 215,647